Commitments And Contingencies - Schedule of Quantitative Information of Finance Lease (Detail)	Jun. 30, 2019 AUD ($)
Commitments And Contingencies [Line Items]
Lease Payments	$ 83,808
Finance charges	(18,439)
Net Present Values	65,369
Within 1 Year [member]
Commitments And Contingencies [Line Items]
Lease Payments	66,643
Finance charges	(15,282)
Net Present Values	51,361
From 1 to 5 Years [member]
Commitments And Contingencies [Line Items]
Lease Payments	17,165
Finance charges	(3,157)
Net Present Values	$ 14,008